CONTRACTUAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
CONTRACTUAL OBLIGATIONS [Abstract]
Contractual Commitments
As of December 31, 2022, the Company had the following contractual commitments:

	Estimated maturity date
	Total	Due less than one year	As of 12/31/2023	From 01/01/2024 to 12/31/2024	From 01/01/2025 to 12/31/2025	From 01/01/2026 to 12/31/2026
Financial indebtedness (1)	109,769,494	-	7,848,106	10,351,813	91,569,575	-
Purchase obligations (2)	18,144,797	-	16,289,422	1,855,375	-	-
Financial Leases	4,901,101	133,549	1,325,156	1,325,334	1,325,334	791,728
Total	132,815,392	133,549	25,462,684	13,532,522	92,894,909	791,728

(1)	Corresponds to the cancellation of principal and interest of the financial indebtedness. For further information, see Note 13.
(2)	Corresponds to purchase of natural gas contracts for the processing of liquids.